Income Taxes - Additional Information (Detail) € in Millions, $ in Millions	3 Months Ended				9 Months Ended
	Sep. 30, 2016 USD ($)	Mar. 31, 2016 USD ($)	Mar. 31, 2016 EUR (€)	Sep. 30, 2015 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 EUR (€)	Sep. 30, 2015 USD ($)
Income Tax Disclosure [Line Items]
Effective tax rate	55.20%			(67.50%)	(104.70%)	(104.70%)	106.60%
Exceptional non-tax deductible charge incurred		$ 502	€ 450		$ 551	€ 495
Venezuelan Bolivar Fuerte [Member]
Income Tax Disclosure [Line Items]
Exchange rate adjustment pre-tax re-measurement charge	$ 0			$ 150			$ 150